UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-3721

                 DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000


Date of fiscal year end: 5/31


Date of reporting period: 11/30/03




(PAGE)



                                  FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus
      Intermediate Municipal
      Bond Fund, Inc.

      SEMIANNUAL REPORT November 30, 2003

      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            20   Statement of Assets and Liabilities

                            21   Statement of Operations

                            22   Statement of Changes in Net Assets

                            23   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                 Dreyfus Intermediate Municipal
                                                                Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc. covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates and rising bond prices, the municipal bond market recently has become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality generally have outperformed those that tend to respond more to changes in interest rates.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,



/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund, Inc. perform during the reporting period?

For the six-month period ended November 30, 2003, the fund achieved a total return of -0.29% .(1) The Lehman Brothers 7-Year Municipal Bond Index (the " Index" ), the fund's benchmark, achieved a total return of 0.26% for the same period.(2) In addition, the fund is reported in the Lipper Intermediate Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this Lipper category was -0.05% .(3)

The municipal bond market became more volatile during the reporting period as investors adjusted to a stronger economy and the possibility of higher interest rates. Despite our move toward greater diversification across maturities and issuers, heightened volatility caused the fund to produce a lower return than its Lipper category average. The fund also underperformed the Index, which does not reflect transaction fees and other expenses.

What is the fund's investment approach?

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund will invest at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade ("high-yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund's portfolio ranges between three and 10 years.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Early in the reporting period, a rallying stock market and the quick end to major combat operations in Iraq helped alleviate some of the uncertainty that had pervaded the U.S. economy. Nonetheless, the Federal Reserve Board continued to reduce short-term interest rates in late June, driving the federal funds rate to a 45-year low of 1%. In anticipation of this move, bond yields trended lower and prices rallied, contributing positively to the fund' s total return

However, stronger than expected economic data in July raised concerns that long-dormant inflationary pressures might reemerge, and the municipal bond market suffered one of the most severe six-week declines in its history. The market recovered much of its lost ground in late August and September, as relatively weak employment data helped ease investors' fears, but heightened market volatility continued to affect municipal bonds during October and November. Volatility was particularly severe among intermediate-term bonds in the 10-year maturity range.


The fund successfully avoided the full extent of the market's volatility after we diversified its holdings more broadly along the intermediate-term maturity spectrum. We reduced the fund' s holdings of bonds in the middle of the intermediate maturity range, and redeployed those assets to bonds with maturities as short as two years and as long as 17 years. In addition, we diversified more broadly across issuers, increasing the fund's holdings of bonds from states, such as Florida and California.

What is the fund's current strategy?

We gradually have adopted a more defensive posture, maintaining the fund's average duration -- a measure of sensitivity to changing interest rates -- in a range we consider neutral relative to the Index. At the same time, we have reduced the fund' s participation in certain yield-enhancement strategies that have the potential to magnify the effects of heightened market volatility.

The yield curve between two and 10 years remains steep compared to historical norms. Accordingly, we have positioned the fund to benefit from potential gains as securities in this range move closer to their final maturities over time

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2003 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--97.6%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--1.8%

Jefferson County, Sewer Revenue

  (Capital Improvement):

      5%, 2/1/2033
         (Insured; FGIC, Prerefunded 2/1/2009)                                                7,480,000  (a)           8,432,801

      5.375%, 2/1/2036
         (Insured; FGIC, Prerefunded 2/1/2009)                                                5,000,000  (a)           5,727,299

McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            2,800,000                3,012,435

ALASKA--4.6%

Alaska International Airports, Revenue:

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          2,560,000                2,934,399

   5.50%, 10/1/2012 (Insured; AMBAC)                                                          1,620,000                1,850,574

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,973,116

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                6,290,877

   6%, 7/1/2016 (Insured; AMBAC)                                                              6,380,000                6,962,110

Anchorage:

   5.875%, 12/1/2015 (Insured; FGIC)                                                          2,365,000                2,725,686

   5.875%, 12/1/2016 (Insured; FGIC)                                                          1,500,000                1,728,765

   Electric Utility Revenue:

      6.50%, 12/1/2008 (Insured; MBIA)                                                        2,755,000                3,269,606

      6.50%, 12/1/2009 (Insured; MBIA)                                                        2,910,000                3,508,063

      5.875%, 2/1/2012 (Insured; FSA)                                                         3,175,000                3,654,203

Northern Tobacco Securitization Corp.,

  Tobacco Settlement Revenue:

      6%, 6/1/2013                                                                            4,745,000                4,766,495

      6.20%, 6/1/2022                                                                         2,490,000                2,485,916

ARIZONA--.6%

Glendale Municipal Property Corp., Excise Tax Revenue

   5%, 7/1/2017 (Insured; AMBAC)                                                              2,160,000                2,320,790

Maricopa County Industrial Development Authority,

  Hospital Systems Revenue (Baptist Hospital)

   5.20%, 9/1/2005 (Insured; MBIA)                                                            3,125,000                3,336,406

ARKANSAS--.5%

Arkansas Student Loan Authority, Student Loan Revenue

   5.35%, 6/1/2009                                                                            4,465,000                4,736,159

CALIFORNIA--7.3%

California (Veterans) 9.102%, 12/1/2013                                                       5,000,000  (b,c)         5,484,950

California Department of Water Resources,

  Water Revenue (Central Valley Project)

   5.25%, 12/1/2012 (Insured; FGIC)                                                          10,000,000               11,373,600


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)

California Educational Facilities Authority, Revenue

   (Stanford University) 5.25%, 12/1/2013                                                     2,000,000                2,296,460

California Infrastructure & Economic Development,

  Bank Revenue (Bay Area Toll Bridges--1st Lien):

      5%, 7/1/2009 (Insured; FSA)                                                             3,300,000                3,728,868

      5.25%, 7/1/2017 (Insured; FSA)                                                          3,300,000                3,635,478

California Pollution Control Financing Authority, PCR

   (Southern California Edison Co.) 7%, 3/1/2005                                              7,500,000                7,581,075

California Statewide Community Development Authority,

   MFHR 5.20%, 6/15/2009                                                                      3,000,000                3,246,900

Elsinore Valley Municipal Water District, COP

   5.375%, 7/1/2016 (Insured; FGIC)                                                           3,295,000                3,741,374

Foothill/Eastern Transportation Corridor Agency,

   Toll Road Revenue 0% / 7%, 1/1/2008                                                        5,000,000  (d)           5,491,150

Golden State Tobacco Securitization Corporation,

  Tobacco Settlement Revenue:

      5.75%, 6/1/2021                                                                         6,950,000                7,331,347

      5.75%, 6/1/2023                                                                         1,735,000                1,822,965

San Francisco City & County Public Utilities Commission,

   Water Revenue 5%, 11/1/2015 (Insured; MBIA)                                                2,000,000                2,176,220

University of California, Revenues

   5.25%, 5/15/2016 (Insured; AMBAC)                                                         11,765,000               13,036,208

COLORADO--3.3%

Denver City & County, Airport Revenue:

   9.16%, 11/15/2005                                                                          6,000,000  (b,c)         6,831,360

   5%, 11/15/2008                                                                             5,000,000                5,510,100

Denver City & County Board of Water Commissioners,

   Water Revenue 5%, 12/1/2009 (Insured; FSA)                                                 7,830,000                8,820,808

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,192,980

      6.50%, 12/1/2010                                                                        2,000,000                2,434,120

      6.50%, 12/1/2011                                                                        2,040,000                2,496,450

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                2,525,191

   Zero Coupon, 12/15/2008                                                                    2,835,000                2,402,577

CONNECTICUT--.7%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe):

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000  (c)           2,798,384

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT (CONTINUED)

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe) (continued):

      6.50%, 9/1/2006                                                                         2,525,000  (c)           2,783,434

      5.60%, 9/1/2009                                                                         1,000,000  (c)           1,094,600

DISTRICT OF COLUMBIA--.4%

District of Columbia 6%, 6/1/2012 (Insured; MBIA)                                             3,280,000                3,855,673

FLORIDA--3.2%

Capital Projects Finance Authority, Student Housing

  Revenue (Capital Projects Loan Program)

   5.50%, 10/1/2015 (Insured; MBIA)                                                           4,060,000                4,534,492

Collier County, Gas Tax Revenue

   5.25%, 6/1/2019 (Insured; AMBAC)                                                           2,190,000                2,383,946

FSU Financial Assistance Inc., Educational & Athletic

  Facilities Improvement Revenue:

      5%, 10/1/2017 (Insured; AMBAC)                                                          1,630,000                1,756,635

      5%, 10/1/2018 (Insured; AMBAC)                                                          1,705,000                1,824,589

      5%, 10/1/2019 (Insured; AMBAC)                                                          1,785,000                1,896,830

Florida Turnpike Authority, Turnpike Revenue

  (Department of Transportation)

   5.25%, 7/1/2011 (Insured; FSA)                                                             5,000,000                5,676,850

Orlando Utilities Commission, Water & Electric Revenue

   5%, 10/1/2014                                                                              5,455,000                5,967,661

Palm Beach County School Board, COP

   5.375%, 8/1/2014 (Insured; AMBAC)                                                          4,000,000                4,569,160

Polk County, Utility System Revenue

   5.25%, 10/1/2018 (Insured; FGIC)                                                           2,000,000                2,197,360

GEORGIA--1.6%

Athens Housing Authority, Student Housing LR

  (Ugaref East Campus Housing):

      5.25%, 12/1/2015 (Insured; AMBAC)                                                       2,560,000                2,833,715

      5.25%, 12/1/2016 (Insured; AMBAC)                                                       2,700,000                2,971,404

Atlanta, Airport Facilities Revenue

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,455,855

Municipal Electric Authority (Combustion Turbine Project)

   5.25%, 11/1/2012 (Insured; MBIA)                                                           2,735,000                3,098,646

HAWAII--.3%

Kuakini Health System, Special Purpose Revenue

   5.50%, 7/1/2012                                                                            2,575,000                2,630,517

ILLINOIS--3.3%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor) 6.50%, 12/1/2007                                                      2,560,000                2,650,214


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)

Chicago (Neighborhoods Alive 21 Program)

   5.50%, 1/1/2014 (Insured; FGIC)                                                            3,230,000                3,596,024

Chicago Board of Education

   5.50%, 12/1/2014 (Insured; FSA)                                                            4,385,000                4,937,422

Chicago Housing Authority, Revenue (Capital Program):

   5%, 7/1/2009                                                                               2,500,000                2,751,500

   5.25%, 7/1/2010                                                                            2,420,000                2,694,404

Chicago Metropolitan Water Reclamation District

  (Greater Chicago Capital Improvement)

   5.50%, 12/1/2012                                                                           3,000,000                3,453,660

Chicago O'Hare International Airport, Passenger Facility
   Charge Revenue 5.50%, 1/1/2008 (Insured; AMBAC)                                            5,000,000                5,476,500

Illinois Health Facilities Authority, Revenue

   (Evangelical Hospital) 6.75%, 4/15/2007                                                    2,035,000                2,228,874

Illinois Student Assistance Commission,

   Student Loan Revenue 5.55%, 9/1/2006                                                       4,000,000                4,350,760

INDIANA--3.1%

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                4,490,363

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                3,230,490

      5.50%, 2/15/2011                                                                        5,000,000                5,343,200

Indianapolis Local Public Improvement Bond Bank

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                7,737,067

North Montgomery Elementary School Building Corp.,

   First Mortgage Revenue 6.50%, 7/1/2006                                                     4,385,000                4,661,694

Plymouth, Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,196,080

Westfield High School Building Corp.,

  First Mortgage Revenue

   5.25%, 7/5/2013 (Insured; AMBAC)                                                           1,500,000                1,663,965

KENTUCKY--1.2%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009                                                 4,000,000                4,267,840

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                3,500,000                3,747,905

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                4,059,037

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.5%

Massachusetts Consolidated Loan:

   5%, 12/1/2010                                                                              3,000,000                3,354,990

   5.50%, 11/1/2014 ((Insured; MBIA)                                                          5,000,000                5,780,700

   5.75%, 10/1/2020 (Prerefunded 10/1/2010)                                                   3,000,000  (a)           3,494,610

Massachusetts Housing Finance Agency

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        2,795,000                2,892,741

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,005,000                3,104,195

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,275,000                3,375,739

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                2,177,564

MICHIGAN--7.4%

Detroit Local Development Finance Authority

   5.20%, 5/1/2010                                                                            5,745,000                6,061,205

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               12,852,180

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                9,060,787

Michigan Building Authority, Revenue

  (State Police Communications System)

   5.25%, 10/1/2013                                                                           1,945,000                2,206,291

Michigan Hospital Finance Authority, Revenue:

   9.369%, 11/15/2007                                                                         5,750,000  (b,c)         7,048,120

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                                7,000,000  (a)           7,993,090

   (Oakwood Obligation Group):

      5%, 11/1/2007                                                                           3,000,000                3,242,610

      5.50%, 11/1/2011                                                                        5,000,000                5,440,500

   (Sparrow Obligation Group):

      5.25%, 11/15/2011                                                                       2,500,000                2,704,200

      5.75%, 11/15/2016                                                                       3,250,000                3,520,563

Michigan Municipal Bond Authority, Revenue

   5%, 5/1/2009 (LOC; Government Loan Progam)                                                 3,000,000                3,357,540

   (Drinking Water Revolving Fund)

      5.25%, 10/1/2016 (Prerefunded; 10/1/2009)                                               2,370,000  (a)           2,707,583

Michigan Strategic Fund:

  Exempt Facilities Revenue

      (Waste Management Inc. Project) 4.20%, 8/1/2004                                         3,000,000                3,045,150

   SWDR (Genesee Power Station) 7.125%, 1/1/2006                                              3,000,000                2,961,000

MINNESOTA--1.3%

Minnesota Public Facilities Authority,

   Water Pollution Control Revenue 5%, 3/1/2013                                               6,755,000                7,346,806


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA (CONTINUED)

Western Minnesota Municipal Power Agency,

   Power Supply Revenue 5%, 1/1/2014 (Insured; MBIA)                                          5,165,000                5,710,011

MISSISSIPPI--1.3%

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,812,513

Mississippi Higher Education Assistance Corp.

   Student Loan Revenue 5.30%, 9/1/2008                                                       2,390,000                2,568,461

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,790,624

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,946,032

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                2,086,040

MISSOURI--1.7%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,498,181

      5.625%, 12/1/2010                                                                       3,340,000                3,629,611

Missouri Environmental Improvement & Energy

  Research Authority,
  Water Pollution Control Revenue

   5.50%, 1/1/2011                                                                            3,135,000                3,598,792

Missouri Health & Educational

  Facilities Authority, Revenue

   (SSM Health Care) 5%, 6/1/2007                                                             2,940,000                3,194,780

Saint Louis, Airport Revenue

  (Airport Development Program)

   5.625%, 7/1/2015 (Insured; MBIA)                                                           2,500,000                2,795,725

MONTANA--.8%

Forsyth, PCR:

   (Pacificorp Project) 4.125%, 6/3/2013                                                      2,500,000                2,475,750

   (Portland General) 5.20%, 5/1/2009                                                         5,500,000                5,680,345

NEW JERSEY--3.9%

New Jersey Economic Development Authority, Revenue:

   9.148%, 6/15/2008                                                                          5,000,000  (b,c)         6,360,150

   School Facilities

      (Construction 2001) 5.25%, 6/15/2010                                                       30,000                   34,080

   Waste Paper Recycling

      (Marcal Paper Mills, Inc.):

         5.75%, 2/1/2004 (Insured; MBIA)                                                        630,000                  627,398

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,250,000                1,905,480

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY (CONTINUED)

New Jersey Educational Facilities Authority, Revenue

  (Rider University):

      5%, 7/1/2010                                                                            1,880,000                2,061,476

      5%, 7/1/2011                                                                            1,970,000                2,149,664

New Jersey Health Care Facilities

  Financing Authority, Revenue

   (South Jersey Hospital) 6%, 7/1/2012                                                       3,425,000                3,791,441

New Jersey Transportation Trust Fund Authority

  (Transportation System):

      5.50%, 12/15/2013 (Insured: AMBAC)                                                     10,000,000               11,586,100

      6%, 6/15/2016 (Prerefunded 6/15/2010)                                                   4,000,000  (a)           4,737,160

New Jersey Turnpike Authority, Revenue

   5.625%, 1/1/2015
   (Insured MBIA, Prerefunded; 1/1/2010)                                                      3,910,000  (a)           4,518,631

NEW MEXICO--1.2%

Jicarilla, Apache Nation Revenue:

   5%, 9/1/2011                                                                               1,500,000                1,605,105

   5%, 9/1/2013                                                                               1,905,000                2,024,615

Las Cruces, Joint Utility Improvement Revenue

   5.50%, 7/1/2016 (Insured; MBIA)                                                            7,000,000                7,796,110

NEW YORK--8.7%

Battery Park City Authority, Revenue

   5%, 11/1/2009                                                                              2,755,000                3,102,158

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,159,906

Hempstead Town Industrial Development Agency,

   RRR (American Refunding-Fuel Project)
   5%, 12/1/2010                                                                              1,500,000                1,594,920

New York City:

   6.25%, 8/1/2009                                                                            2,000,000                2,229,580

   6.375%, 8/15/2009 (Prerefunded; 8/15/2005)                                                 3,990,000  (a)           4,372,481

   6.375%, 8/15/2009                                                                          5,760,000                6,239,059

New York City Transitional Finance Authority, Revenue

   (Future Tax Secured) 5.375%, 2/1/2015                                                      3,000,000                3,345,060

New York State 5%, 4/15/2009                                                                  2,800,000                3,125,024

New York State Dormitory Authority, Revenues:

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                2,149,020

      5.625%, 7/1/2011                                                                        3,240,000                3,469,133

   (Personal Income Tax) 5.375%, 3/15/2017                                                    5,500,000                6,102,305


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)

New York State Local Government
  Assistance Corporation:

      5.25%, 4/1/2016                                                                         3,425,000                3,819,149

      5.25%, 4/1/2016 (Insured; FSA)                                                          2,200,000                2,478,278

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge):

      6%, 4/1/2011                                                                            2,040,000                2,312,422

      5.50%, 4/1/2012                                                                         3,950,000                4,501,104

      5.50%, 4/1/2013                                                                         5,000,000                5,636,800

New York State Urban Development Corp.:

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,887,160

   Correctional & Youth Facilities Service Contract

      Revenue:

         5%, 1/1/2008                                                                         3,400,000                3,752,954

         (Empire State Development Corp.)
            5%, 1/1/2009                                                                      3,000,000                3,270,930

   Personal Income Tax 5.25%, 3/15/2011                                                       1,565,000                1,758,262

Tobacco Settlement Financing Corp., Revenue

   5.50%, 6/1/2018                                                                            4,000,000                4,275,800

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,976,435

NORTH CAROLINA--3.5%

Charlotte, COP (Governmental Facilities Projects)

   5.25%, 6/1/2019                                                                            5,770,000                6,252,661

North Carolina Eastern Municipal Power Agency,

  Power System Revenue:

      5.50%, 1/1/2012                                                                         3,000,000                3,259,710

      5.125%, 1/1/2014                                                                        3,000,000                3,164,850

North Carolina Medical Care Commission,

  Retirement Facilities Revenue

  (Givens Estates Project):

      4.75%, 7/1/2010                                                                         1,000,000                1,007,840

      5%, 7/1/2011                                                                              500,000                  504,375

      5.25%, 7/1/2012                                                                           750,000                  762,405

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba)

   5.25%, 1/1/2017 (Insured; FSA)                                                            10,000,000               10,948,500

Raleigh Durham Airport Authority, Airport Revenue

   5.25%, 11/1/2012 (Insured; FGIC)                                                           2,365,000                2,644,874

Wake County 5%, 2/1/2008                                                                      5,000,000                5,557,100

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OHIO--2.4%

Cleveland, Airport Systems Revenue

   5.25%, 1/1/2014 (Insured; FSA)                                                             3,000,000                3,261,720

Cuyahoga County, HR:

   (Cleveland Clinic Health System) 6%, 1/1/2017                                              4,000,000                4,415,480

   (Metrohealth System)

      5.25%, 2/15/2010 (Insured; MBIA)                                                        5,160,000                5,833,483

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                3,045,882

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,614,000

Lorain, HR (Catholic Healthcare)

   5.25%, 10/1/2009                                                                           5,000,000                5,504,750

OKLAHOMA--1.4%

Norman Regional Hospital Authority, HR

   5.625%, 9/1/2016 (Insured; MBIA)                                                           4,510,000                5,002,086

Oklahoma Development Finance Authority, LR

  (Oklahoma State System Higher Education):

      4%, 6/1/2007                                                                            1,020,000                1,080,772

      4%, 6/1/2008                                                                            1,060,000                1,124,374

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,601,446

OREGON--1.3%

Oregon Department of Administrative Services

   5%, 91//2009 (Insured; FSA)                                                                5,000,000                5,625,750

Washington County Unified Sewer Agency,

   Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)                                             5,670,000                6,635,034

PENNSYLVANIA--7.4%

Allegheny County Industrial Development Authority,

   PCR 4.05%, 9/1/2011 (Insured; AMBAC)                                                       4,000,000                4,157,000

Carbon County Industrial Development Authority, RRR

   (Panther Creek Partners Project) 6.65%, 5/1/2010                                          10,540,000               11,432,738

Delaware County Industrial Development Authority:

   PCR (Peco Energy Co.) 5.20%, 10/1/2004                                                     4,000,000                4,100,880

   (Resource Recovery Facility) 6.10%, 7/1/2013                                              10,000,000               10,725,000

Delaware River Joint Toll Bridge Commission

   Bridge Revenue 5.25%, 7/1/2013                                                             2,000,000                2,221,860

Delaware Valley Regional Finance Autority,

   Local Government Revenue 5.75%, 7/1/2017                                                   6,830,000                7,913,716


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)

Erie County Hospital Authority, Revenue

  (Hamot Health Foundation)

   5.375%, 5/15/2010 (Insured; AMBAC)                                                         2,340,000                2,583,922

Erie County Industrial Development Authority,

  EIR (International Paper Company Project)

   5.25%, 9/1/2010                                                                            2,100,000                2,263,002

Montgomery County Higher Education & Health

  Authority, HR (Abington Memorial)

   6.10%, 6/1/2012 (Insured; AMBAC)                                                           5,000,000                5,837,250

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                               4,750,000                4,985,173

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,568,936

      5.70%, 1/1/2011                                                                         5,250,000                5,492,183

   (UPMC Health System) 6.25%, 1/15/2015                                                      3,660,000                4,069,847

Sayre Health Care Facilities Authority, Revenue

   (Guthrie Health) 6%, 12/1/2012                                                             2,000,000                2,199,260

RHODE ISLAND--1.7%

Rhode Island Health and Educational Building Corp.:

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,704,058

   Hospital Financing Revenue

      (Lifespan Obligation Group):

         5.75%, 5/15/2007 (Insured; MBIA)                                                     4,805,000                5,359,978

         5.75%, 5/15/2008 (Insured; MBIA)                                                     5,560,000                6,237,375

   Revenue (Roger Williams University

      Radianassurance ) 5%, 11/15/2021                                                        1,360,000                1,394,857

SOUTH CAROLINA--1.8%

Anderson County, IDR (Federal Paper Board)

   4.75%, 8/1/2010                                                                            4,520,000                4,694,065

Berkeley County School District, Installment

  Purchase Revenue (Securing Assets for Education)

   5.25%, 12/1/2021                                                                           9,395,000                9,656,369

Piedmont Municipal Power Agency, Electric Revenue

   6.25%, 1/1/2004 (Insured; FGIC, Escrowed To Maturity)                                        585,000                  587,761

York County, PCR (Bowater, Inc.) 7.625%, 3/1/2006                                             2,900,000                2,980,649

TENNESSEE--1.2%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                7,432,186

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE (CONTINUED)

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,948,874

      5.30% 7/1/2011                                                                          2,140,000                2,281,925

TEXAS--6.5%

Austin Independent School District 5.60% 8/1/2009                                             2,025,000                2,218,732

Bexar County, Revenue (Venue)

   5.75%, 8/15/2013 (Insured; MBIA)                                                           5,000,000                5,731,050

Cypress Fairbanks Independent School District

  (Schoolhouse) 6.75%, 2/15/2012

   (Prerefunded 2/15/2010)                                                                    1,700,000  (a)           2,074,272

Gulf Coast Waste Disposal Authority:

  Revenue (Bayport Area System)

      5%, 10/1/2014 (Insured; AMBAC)                                                          2,065,000                2,268,960

   SWDR (Quaker Oats Co. Project) 5.70%, 5/1/2006                                             3,210,000                3,462,146

Harris County (Permanent Improvement)

   5.25%, 10/1/2016                                                                           3,435,000                3,764,004

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,295,000                9,382,806

   (Memorial Hospital System)

      6%, 6/1/2008 (Insured; MBIA)                                                            9,080,000               10,379,076

Port Corpus Christi Authority, Nueces County

  General Revenue (Union Pacific)

   5.125%, 4/1/2009                                                                           2,250,000                2,377,193

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,245,000                2,245,696

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                9,071,313

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                5,743,300

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,287,109

   6%, 8/1/2006                                                                               2,500,000                2,767,275

UTAH--1.4%

Carbon County, SWDR

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                7,932,438

Jordanelle Special Service District

  (Special Assessment Improvement District)

   8%, 10/1/2011                                                                              5,565,000                5,905,133


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA--1.2%

Arlington County Industrial Development Authority, RRR

  (Ogden Martin System of Alexandria/Arlington Inc.

   Project) 5.375%, 1/1/2012 (Insured; FSA)                                                   2,530,000                2,776,169

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility LR

  (Wallens Ridge Development Project) 6%, 9/1/2007

   (Prerefunded 9/1/2005)                                                                     4,000,000  (a)           4,402,760

Greater Richmond Convention Center Authority,

  Hotel Tax Revenue (Convention Center

   Expansion Project) 6%, 6/15/2011                                                           2,000,000                2,298,480

Virginia Housing Development Authority,

   Commonwealth Mortgage 5.45%, 1/1/2012                                                      2,205,000                2,346,517

WASHINGTON--3.8%

Energy Northwest

  Revenue (Wind Project):

      4.55%, 7/1/2006                                                                         1,600,000                1,669,904

      5.60%, 7/1/2015                                                                         2,530,000                2,671,351

King County School District No. 401

  (Highline Public Schools)

   5.50%, 12/1/2014 (Insured; FGIC)                                                           6,500,000                7,309,445

Seattle Municipal Light & Power, Revenue:

   5.25%, 3/1/2010 (Insured; FSA)                                                                50,000                   56,434

   9.21%, 3/1/2010                                                                            6,500,000  (b,c)         8,172,905

Washington:

   5.75%, 10/1/2012                                                                              20,000                   23,457

   5.75%, 10/1/2012                                                                           2,305,000                2,692,148

Washington Health Care Facilities Authority, Revenue

  (Sisters of Providence)

   5.40%, 10/1/2010 (Insured; AMBAC)                                                          3,000,000                3,242,430

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1)

   6%, 7/1/2007 (Insured; AMBAC)                                                              9,720,000               10,825,067

WISCONSIN--1.3%

Wisconsin Health and Educational Facilities Authority,

  Revenue:

    (Aurora Health Care, Inc.):

         5%, 8/15/2009 (Insured; MBIA)                                                        4,335,000                4,731,046

         5%, 8/15/2010 (Insured; MBIA)                                                        3,955,000                4,295,090

      (Aurora Medical Group, Inc.)

         6%, 11/15/2011 (Insured; FSA)                                                        3,500,000                4,081,035

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U. S. RELATED--2.0%

Childrens Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2010                                                                            2,500,000                2,933,625

   5.75%, 7/1/2012 (Prerefunded; 7/1/2010)                                                    5,000,000  (a)           5,867,250

   5.75%, 7/1/2013 (Prerefunded; 7/1/2010)                                                    3,300,000  (a)           3,872,385

Puerto Rico Commonwealth
   5%, 7/1/2008 (Insured; FSA)                                                                5,750,000                6,368,470

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
   (cost $902,460,830)                                                                                               950,935,437

SHORT-TERM MUNICIPAL INVESTMENTS--.3%

FLORIDA--.3%

Capital Projects Finance Authority, Continuing

  Care Retirement Community Revenue, VRDN

   (Glenridge on Palmer Ranch)
   1.10% (LOC; Bank of Scotland)                                                              1,600,000  (e)           1,600,000

Jacksonville Electric Authority, Electric System

   Revenue, VRDN 1.10%                                                                        1,200,000  (e)           1,200,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
   (cost $2,800,000)                                                                                                   2,800,000

TOTAL INVESTMENTS (cost $905,260,830)                                                             97.9%              953,735,437

CASH AND RECEIVABLES (NET)                                                                         2.1%               20,910,904

NET ASSETS                                                                                       100.0%              974,646,341




Summary of Abbreviations

AMBAC               American Municipal Bond Assurance
                    Corporation

COP                 Certificate of Participation

EIR                 Enviornment Improvement Revenue

FGIC                Financial Guaranty Insurance
                    Company

FSA                 Financial Security Assurance

HR                  Hospital Revenue

IDC                 Industrial Development Corporation

LOC                 Letter of Credit

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance
                    Insurance Corporation

MFHR                Multi-Family Housing Revenue

PCR                 Pollution Control Revenue

RRR                 Resources Recovery Revenue

SWDR                Solid Waste Disposal Revenue

VRDN                Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              57.7

AA                               Aa                              AA                                               18.3

A                                A                               A                                                12.2

BBB                              Baa                             BBB                                               7.0

BB                               Ba                              BB                                                1.1

F1                               MIG1/P1                         SP1/A1                                             .3

Not Rated (f)                    Not Rated (f)                   Not Rated (f)                                     3.4

                                                                                                                 100.0


(A)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(B)  INVERSE   FLOATER   SECURITY--THE   INTEREST  RATE  IS  SUBJECT  TO  CHANGE
     PERIODICALLY.

(C)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF  1933.THESE  SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS. AT NOVEMBER 30,
     2003, THESE SECURITIES AMOUNTED TO $40,573,902 OR 4.2% OF NET ASSETS.

(D)  ZERO COUPON UNTIL A SPECIFIED  DATE,  AT WHICH TIME THE STATED  COUPON RATE
     BECOMES EFFECTIVE UNTIL MATURITY.

(E)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(F)  SECURITIES WHICH,  WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POORS,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                     The Fund



STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           905,260,830   953,735,437

Interest receivable                                                  15,441,875

Receivable for investment securities sold                             8,066,749

Receivable for shares of Common Stock subscribed                        103,532

Prepaid expenses and other assets                                       266,916

                                                                    977,614,509
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           585,568

Cash overdraft due to Custodian                                         531,972

Payable for investment securities purchased                           1,399,040

Payable for shares of Common Stock redeemed                             330,567

Accrued expenses                                                        121,021

                                                                      2,968,168
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      974,646,341
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     945,333,778

Accumulated undistributed investment income--net                        735,585

Accumulated net realized gain (loss) on investments                (19,897,629)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      48,474,607
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      974,646,341
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      71,673,196

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   13.60

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     23,285,342

EXPENSES:

Management fee--Note 3(a)                                            2,978,651

Shareholder servicing costs--Note 3(b)                                 506,564

Custodian fees                                                          40,994

Professional fees                                                       28,255

Directors' fees and expenses--Note 3(c)                                 25,168

Registration fees                                                       17,314

Prospectus and shareholders' reports                                    14,599

Loan commitment fees--Note 2                                             4,132

Miscellaneous                                                           29,269

TOTAL EXPENSES                                                       3,644,946

INVESTMENT INCOME--NET                                              19,640,396
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              5,102,705

Net unrealized appreciation (depreciation) on investments         (28,629,020)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (23,526,315)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (3,885,919)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                        Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         19,640,396           44,604,987

Net realized gain (loss) on investments         5,102,705            3,053,294

Net unrealized appreciation (depreciation)
   on investments                             (28,629,020)          34,146,641

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (3,885,919)          81,804,922
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                       (19,472,788)         (44,357,527)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  43,148,751         195,712,715

Dividends reinvested                           14,257,008          32,502,166

Cost of shares redeemed                     (107,152,820)        (275,909,166)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (49,747,061)          (47,694,285)

TOTAL INCREASE (DECREASE) IN NET ASSETS     (73,105,768)          (10,246,890)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,047,752,109        1,057,998,999

END OF PERIOD                                 974,646,341        1,047,752,109

Undistributed investment income--net              735,585              112,012
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     3,169,817          14,420,826

Shares issued for dividends reinvested          1,054,582           2,386,133

Shares redeemed                               (7,891,672)         (20,302,480)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (3,667,273)         (3,495,521)

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                        Year Ended May 31,
                              Six Months Ended       ------------------------------------------------------------------------------
                              November 30, 2003
                                    (Unaudited)             2003            2002(a)          2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                    13.91            13.42           13.51            12.94            13.83           14.14

Investment Operations:

Investment income--net                      .27(b)           .57(b)          .64(b)           .65              .66             .67

Net realized and unrealized
   gain (loss) on investments              (.31)             .49            (.09)             .57             (.79)           (.18)

Total from
   Investment Operations                   (.04)            1.06             .55             1.22             (.13)            .49

Distributions:

Dividends from
   investment income--net                  (.27)            (.57)           (.64)            (.65)            (.67)           (.67)

Dividends from net realized
   gain on investments                       --                --             --               --             (.09)           (.13)

Total Distributions                        (.27)            (.57)           (.64)            (.65)            (.76)           (.80)

Net asset value,
   end of period                          13.60            13.91           13.42            13.51            12.94           13.83
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                           (.29)(c)         8.09            4.14             9.54             (.97)           3.53
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                    .73(d)           .74             .74              .74              .75             .75

Ratio of net investment
   income to average
   net assets                              3.96(d)          4.23            4.74             4.82             4.97            4.75

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                       --               --              --              .00(e)           .02             .02

Portfolio Turnover Rate                   21.12(c)         41.30           27.32            24.32            20.86           20.37
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                          974,646        1,047,752       1,057,999        1,065,775        1,066,938       1,265,267

(A)  AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
     THE AICPA AUDIT AND  ACCOUNTING  GUIDE FOR  INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON
     A DAILY BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MAY 31, 2002
     WAS TO INCREASE NET  INVESTMENT  INCOME PER SHARE AND DECREASE NET REALIZED
     AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  PER SHARE BY LESS THAN $.01 AND
     INCREASE THE RATIO OF NET INVESTMENT  INCOME TO AVERAGE NET ASSETS BY .01%.
     PER SHARE DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS  PRIOR TO JUNE 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.

(E)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                             The Fund



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation, (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest ments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $22,930 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $24,036,368 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2003. If not applied, $6,326,266 of the carryover expires in fiscal 2008, $1,704,560 expires in fiscal 2009 and $16,005,542 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was as follows: tax exempt income $44,357,527. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholders accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, the fund was charged $267,083 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $138,608 pursuant to the transfer agency agreement.


(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Effective October 15, 2003, annual retainer fees and attendance fees are allocated to each fund based on net assets. Prior to October 15, 2003, each trustee who is not an "affiliated person" as defined in the Act, received from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting for services to the fund. The Chairman of the Board received an additional 25% of such compensation and continues to do so under the new compensation structure.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2003, redemption fees charged and retained by the fund amounted to $3,758.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $206,543,346 and $268,056,428, respectively.

At November 30, 2003, accumulated net unrealized appreciation on investments was
$48,474,607,   consisting  of  $50,118,091  gross  unrealized  appreciation  and
$1,643,484 gross unrealized depreciation.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus Intermediate
                        Muncipal Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL
Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  947SA1103



ITEM 2. CODE OF ETHICS.

            Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date: January 23, 2004

                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)